RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration of directors and key management personnel [Abstract]
Consulting fees	$ 0	$ 372,066	$ 322,656
Management fees	1,808,250	305,158	163,800
Salaries and wages	78,751	0	0
Share-based compensation	231,016	295,786	0
Directors and key management personnel remuneration	2,118,017	973,010	$ 486,456
Accounts payable owed to directors and officers	$ 112,128	$ 85,669